Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	812,327.17
Total Transaction Valuation	5,882,166,351.00
Total Offset Amount	0.00
Net Fee	$ 812,327.17
Offering Table N/A
Offset Table N/A	N/A